Financial Instruments - Summary of Fair Values of Financial Assets and Financial Liabilities (Detail) - EUR (€) € in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Financial assets
Cash and cash equivalents	€ 3,230	€ 3,317
Held-to-maturity investments		163
Loans and receivables		463
Available-for-sale financial assets		564
Amortised cost	629
Financial assets at fair value through other comprehensive income	329
Financial liabilities
Bonds and other loans	(23,391)	(22,709)
Derivatives	(402)	(421)
Other financial liabilities	(149)	(177)
Financial liabilities	(24,885)	(24,430)	€ (16,595)
Derivatives [member]
Financial assets at fair value through profit or loss:
Financial assets	194	116
Other [member]
Financial assets at fair value through profit or loss:
Financial assets	364	139
Fair value [member]
Financial assets
Cash and cash equivalents	3,230	3,317
Held-to-maturity investments		163
Loans and receivables		463
Available-for-sale financial assets		564
Amortised cost	629
Financial assets at fair value through other comprehensive income	329
Financial assets at fair value through profit or loss:
Financial assets	4,746	4,762
Financial liabilities
Bank loans and overdrafts	(816)	(995)
Bonds and other loans	(23,691)	(23,368)
Finance lease creditors	(141)	(147)
Derivatives	(402)	(421)
Other financial liabilities	(150)	(177)
Financial liabilities	(25,200)	(25,108)
Fair value [member] | Derivatives [member]
Financial assets at fair value through profit or loss:
Financial assets at fair value through profit or loss	194	116
Fair value [member] | Other [member]
Financial assets at fair value through profit or loss:
Financial assets	364	139
Carrying amount [member]
Financial assets
Cash and cash equivalents	3,230	3,317
Held-to-maturity investments		163
Loans and receivables		463
Available-for-sale financial assets		564
Amortised cost	629
Financial assets at fair value through other comprehensive income	329
Financial assets at fair value through profit or loss:
Financial assets	4,746	4,762
Financial liabilities
Bank loans and overdrafts	(814)	(992)
Bonds and other loans	(23,391)	(22,709)
Finance lease creditors	(128)	(131)
Derivatives	(402)	(421)
Other financial liabilities	(150)	(177)
Financial liabilities	(24,885)	(24,430)
Carrying amount [member] | Derivatives [member]
Financial assets at fair value through profit or loss:
Financial assets at fair value through profit or loss	194	116
Carrying amount [member] | Other [member]
Financial assets at fair value through profit or loss:
Financial assets	€ 364	€ 139